Deposits - Schedule of Composition of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Banking And Thrift [Abstract]
Demand noninterest-bearing	$ 150,283	$ 129,714
Interest checking and money market	263,136	324,391
Savings	57,136	54,784
Time deposits $250,000 and over	55,682	7,920
Other time deposits	59,641	50,092
Total deposits	$ 585,878	$ 566,901	$ 512,628	$ 485,719	$ 467,733
Demand noninterest-bearing, percentage	26.00%	23.00%
Interest checking and money market, percentage	45.00%	57.00%
Savings, percentage	10.00%	10.00%
Time deposits $250,000 and over, percentage	9.00%	1.00%
Other time deposits, percentage	10.00%	9.00%
Total, percentage	100.00%	100.00%